SUBSEQUENT EVENTS (Details Narrative) - USD ($)																													1 Months Ended																							12 Months Ended
	Oct. 11, 2018	Oct. 08, 2018	Oct. 05, 2018	Aug. 06, 2018	Jun. 12, 2018	Jun. 06, 2018	Jun. 04, 2018	May 14, 2018	May 07, 2018	May 02, 2018	Apr. 09, 2018	Apr. 05, 2018	Mar. 15, 2018	Feb. 12, 2018	Jan. 12, 2018	Dec. 11, 2017	Nov. 06, 2017	Oct. 09, 2017	Oct. 02, 2017	Jul. 14, 2017	Jul. 07, 2017	Jun. 05, 2017	May 09, 2017	Apr. 12, 2017	Mar. 06, 2017	Jan. 10, 2017	Jan. 09, 2017	Apr. 06, 2016	Oct. 19, 2018	Oct. 17, 2018	Sep. 18, 2018	Jul. 25, 2018	Jul. 19, 2018	May 24, 2018	Apr. 27, 2018	Mar. 29, 2018	Feb. 23, 2018	Feb. 15, 2018	Jan. 16, 2018	Dec. 27, 2017	Oct. 24, 2017	Oct. 16, 2017	Feb. 13, 2017	Jan. 27, 2017	Jan. 24, 2017	Dec. 28, 2016	Oct. 19, 2016	Sep. 16, 2016	Aug. 30, 2016	Aug. 23, 2016	Mar. 18, 2016	Dec. 31, 2017	Dec. 31, 2016
Common stock, shares issued for services, value																																																				$ 239,294	$ 80,737
Fair market value price per share					$ 0.0113	$ 0.0127	$ 0.03			$ 0.035																								$ 0.0161
Convertible Note Payable[Member]
Principal amount, reduction					$ 9,580	$ 11,820	$ 14,600	$ 10,000		$ 10,000																								$ 10,000
Fair market value price per share				$ 0.0124				$ 0.028																									$ 0.013
Power Up Lending Group, Ltd [Member]
Common stock, shares issued				2,181,818	1,703,125	1,738,235	2,341,176	943,396		840,336																							2,010,050	1,041,667
Common stock, price per share				$ 0.0055	$ 0.0064	$ 0.0068	$ 0.0068	$ 0.0106		$ 0.0119																							$ 0.00597	$ 0.0096
Principal amount, reduction				$ 12,000																													$ 12,000
Non-related parties [Member]
Common stock, shares issued for services, shares									11,000,000		250,000	250,000	100,000	40,000	200,000	600,000	50,000	150,000	50,000	150,000	120,196	120,000	70,000	150,000	10,000	5,000	3,000	22,000			4,411,765	5,800,000			300,000	75,000	100,000	100,000	150,000	75,000	100,000	100,000	10,000	36,000	8,000	30,000	28,000	6,726	18,000	70,000	18,000
Common stock, shares issued for services, value									$ 34,100		$ 17,500	$ 19,750	$ 8,500	$ 3,216	$ 30,000	$ 72,000	$ 4,050	$ 5,495	$ 15,000	$ 13,350	$ 8,413	$ 10,000	$ 5,600	$ 22,500	$ 3,000	$ 1,250	$ 690	$ 3,300			$ 30,000	$ 58,000			$ 10,050	$ 7,117	$ 8,810	$ 10,000	$ 22,500	$ 6,045	$ 8,010	$ 9,180	$ 2,100	$ 10,800	$ 2,080	$ 6,900	$ 11,480	$ 1,076	$ 3,600	$ 14,000	$ 2,880
Subsequent Event [Member] | Convertible Note Payable[Member]
Fair market value price per share	$ 0.012	$ 0.0084																											$ 0.0075	$ 0.0083
Subsequent Event [Member] | Power Up Lending Group, Ltd [Member]
Common stock, shares issued	3,428,571	2,348,571																											3,840,000	3,837,143
Common stock, price per share	$ 0.0035	$ 0.0035																											$ 0.0035	$ 0.0035
Principal amount, reduction	$ 12,000	$ 7,100																											$ 12,040	$ 13,430
Accrued interest, reduction		$ 1,120
Subsequent Event [Member] | Non-related parties [Member]
Common stock, shares issued for services, shares			1,000,000										100,000	40,000	200,000																						100,000	100,000	150,000
Common stock, shares issued for services, value			$ 7,400										$ 8,500	$ 3,216	$ 30,000																						$ 8,810	$ 10,000	$ 22,500
Common stock, shares description													Company seeks to register up to 14,000,000 shares of its common stock. These shares of common stock would be registered in connection with the Stock Purchase Agreement dated January 22, 2018 between the Company and Northbridge Financial, Inc., a Delaware corporation.